INITIAL PUBLIC OFFERING (Details) - IPO - USD ($)		12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025
Initial Public Offering [Line Items]
Issuance of units (in shares)	8,000,000	8,000,000
Price per unit	$ 10	$ 10
Gross proceeds from issuance of common stock	$ 80,000,000